Operating Lease - Operating Lease Cost (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 3,430
Variable lease cost	975
Total operating lease cost	$ 4,405